RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Percentage of Annual Management Fee	0.50%
Accrued Management Fees	$ 20,204,782	$ 20,689,156
Percentage Of Permanent Financing	99.00%